Private Placement (Detail) - USD ($)	4 Months Ended	6 Months Ended
	Dec. 31, 2020	Jun. 30, 2021	Oct. 09, 2021
Private Placement (Details) [Line Items]
Purchase of warrants (in Shares)			1
Warrant price per share			$ 11.50
Empower Ltd [Member]
Private Placement (Details) [Line Items]
Aggregate purchase price (in Dollars)	$ 7,000,000	$ 7,000,000,000
Private Placement [Member] | Sponsor [Member] | Empower Ltd [Member]
Private Placement (Details) [Line Items]
Purchase of warrants (in Shares)	4,666,667	4,666,667
Warrant price per share	$ 1.50	$ 1.50
Class A Ordinary shares [Member] | Private Placement [Member] | Empower Ltd [Member]
Private Placement (Details) [Line Items]
Warrant price per share	$ 11.50	$ 11.50